Long-Term US Government Bond Portfolio Investment Objectives and Goals - Long-Term US Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Long-Term U.S. Government Bond Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek maximum total return, consistent with preservation of capital and prudent investment management.